INTANGIBLE ASSETS (Details 1) - USD ($)	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2019
INTANGIBLE ASSETS
2021		$ 2,158,000
2022		563,000
2023		563,000
2024		277,000
2025		273,000
Thereafter		357,000
Total	$ 2,572,000	$ 4,191,000	$ 10,060,000